SPDR® Index Shares Funds

One Lincoln Street

Boston, MA 02111

February 1, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Index Shares Funds (“Registrant”)

File Nos.: 333-92106 and 811-21145

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information, with respect to the operational series of the Trust, for the above-referenced Registrant do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 47 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2013 with a designated effective date of January 31, 2013 (Accession No. 0001193125-13-026110).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3909.

Sincerely,

/s/ Ryan M. Louvar
Ryan M. Louvar
Secretary

cc:	W. John McGuire, Esq.